OTHER OPERATING GAINS	6 Months Ended
Jun. 30, 2022
Operating Income (Loss) [Abstract]
OTHER OPERATING GAINS	OTHER OPERATING GAINS
Other operating gains for the six months ended June 30, 2022 and June 30, 2021 are as follows:

(in thousands of $)	2022	2021
Loss on termination of vessel lease	(431)	—
Gain on sale of vessels	6,055	—
Gain on settlement of claim	1,202	—
Gain on pool arrangements	248	1,048
Other gains	8	85
Other operating gains	7,082	1,133

In November 2021, Frontline announced that it had entered into an agreement to sell four of its scrubber fitted LR2 tankers built in 2014 and 2015 for an aggregate sale price of $160.0 million to SFL Tanker Holding Ltd., a company related to Hemen, our largest shareholder. Two vessels were delivered to the new owners in December 2021 and the remaining two vessels were delivered to the new owners in January 2022. After repayment of debt on the vessels, the transaction generated total net cash proceeds of $68.6 million, with net cash proceeds of $35.1 million recorded in the six months ended June 30, 2022. The Company recorded a gain on sale in relation to the first two vessels of $5.1 million in 2021 and a gain of $6.1 million in the six months ended June 30, 2022.

In April 2022, The Company announced that its subsidiary Frontline Shipping Limited has agreed with SFL Corporation Ltd. ("SFL") to terminate the long-term charters for the 2004-built VLCCs, Front Force and Front Energy, upon the sale and delivery of the vessels by SFL to an unrelated third party. Frontline has agreed to a total compensation payment to SFL of $4.5 million for the termination of the current charters. The charters terminated and the vessels were delivered to the new owners in April 2022. The Company recorded a loss on termination of $0.4 million, including the termination payment, in the six months ended June 30, 2022.

In the six months ended June 30, 2022, the Company recorded a gain on pool arrangements of $0.2 million (2021: gain of $1.0 million), $1.2 million gain (2021: nil ) in relation to insurance claims. In the six months ended June 30, 2021 the Company recorded a gain of $0.1 million in relation to other miscellaneous settlements.